Financial Instruments - Long-Term Debt (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Net fair value adjustments related to hedging and purchase accounting		$ 5	$ (5)
Net unamortized discounts, premiums and debt issuance costs		(43)	(11)
Total long-term debt, carried at historical proceeds, as adjusted		35,955	32,909
Current portion of long-term debt, carried at historical proceeds (not included above (1.2% and 1.3%))	[1]	$ 1,462	$ 4,776
Unsecured Debt [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.20%	1.30%	0.23%
Total principal amount of long-term debt		$ 34,820	$ 32,558
Net fair value adjustments related to hedging and purchase accounting		1,305	479
Net unamortized discounts, premiums and debt issuance costs		(176)	(136)
Other long-term debt		5	7
Total long-term debt, carried at historical proceeds, as adjusted		35,955	32,909
Current portion of long-term debt, carried at historical proceeds (not included above (1.2% and 1.3%))		1,462	4,776
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2020 [Member]
Debt Instrument [Line Items]
Total principal amount of long-term debt		$ 0	$ 1,474
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		0.70%	3.40%
Total principal amount of long-term debt		$ 3,153	$ 4,459
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2022 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.00%	0.30%
Total principal amount of long-term debt		$ 1,624	$ 1,145
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2023 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.70%	3.80%
Total principal amount of long-term debt		$ 2,892	$ 2,892
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2024 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.90%	4.40%
Total principal amount of long-term debt		$ 2,250	$ 1,500
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2026-2029 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.30%
Total principal amount of long-term debt		$ 7,453	5,718
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2034 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		6.50%
Total principal amount of long-term debt		$ 750	$ 750
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2036-2040 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.80%	6.00%
Total principal amount of long-term debt		$ 8,566	$ 7,796
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2043-2044 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.50%
Total principal amount of long-term debt		$ 3,568	$ 3,509
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2046-2049 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.10%	4.20%
Total principal amount of long-term debt		$ 4,565	$ 3,315

[1]	Amounts may not add due to rounding.